Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 304,367	$ 117,192	$ 160,475
Cash and cash equivalents - Fair Value	304,367	117,192
Restricted cash - Carrying Amount	5,072	10,005	$ 11,296
Restricted cash - Fair Value	5,072	10,005
Margin deposits - Carrying Amount	4,270	5,849
Margin deposits - Fair Value	4,270	5,849
Receivables - Carrying Amount	23,307	35,904
Receivables - Fair Value	23,307	35,904
Debt - Carrying Amount	(1,587,582)	(1,380,648)
Debt - Fair Value	$ (1,587,582)	$ (1,380,648)